Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	₩ 719,412	₩ 546,341	₩ 831,845
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	(73,511)	(83,962)	4,213
Shares of remeasurement gain (loss) of associates and joint ventures	(816)	(115)	116
Gain on valuation of equity instruments at fair value through other comprehensive income	43,077
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Gain on valuation of debt instruments at fair value through other comprehensive income	734
Changes in value of available-for-sale financial assets		51,235	10,925
Other comprehensive income from available-for sale financial assets reclassified to loss		(55,450)	(3,840)
Valuation gain (loss) on cash flow hedge	17,268	(111,083)	64,796
Other comprehensive income (loss) from cash flow hedges reclassified to profit (loss)	(44,279)	141,929	(75,871)
Share of other comprehensive income (loss) from associates and joint ventures	(41)	10,280	(602)
Exchange differences on translation of foreign operations	2,940	(21,122)	(5,407)
Total other comprehensive loss	(54,628)	(68,288)	(5,670)
Total comprehensive income for the year	664,784	478,053	826,175
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	589,179	413,149	738,413
Non-controlling interest	75,605	64,904	87,762
Total comprehensive income for the year	₩ 664,784	₩ 478,053	₩ 826,175